Shareholder Fees	Sep. 30, 2025
COLORADO BONDSHARES A TAX EXEMPT FUND | COLORADO BONDSHARES A TAX EXEMPT FUND
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%